Leases (Details) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 30, 2025	Feb. 18, 2025	May 23, 2021	Mar. 31, 2025	Apr. 30, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 27, 2023	Jan. 01, 2022	Jul. 27, 2021
Leases [Line Items]
Lease the premises								$ 1,995
Right-of-use asset and liability with operating lease								68,760
Operating lease costs						$ 152,401	$ 163,965	$ 348,975	327,930
Weighted-average remaining lease term of finance leases						2 years 9 months 10 days		2 years 9 months 10 days		3 years 3 months 10 days	4 years 3 months 10 days
Weighted average discount rate						9.76%		9.76%		9.76%	9.75%
Operating lease right-of-use assets								$ 861,000
General and administrative expenses										$ 719,049	$ 599,873
Leases on vehicles term										5 years
Depreciation and amortization										$ 136,472	98,881
Interest expense										52,100	44,506
Deposited security payments										80,794
Manufacturing Space in Long Beach, California [Member]
Leases [Line Items]
Operating lease term														5 years
Heliogen, Inc. [Member]
Leases [Line Items]
Right-of-use asset and liability with operating lease									132,000
Operating lease costs										2,738,000	2,759,000
Decrease in right-of-use asset and operating lease liabilities due to lease remeasurement										7,868,000
Operating lease right-of-use assets										1,352,000
Operating lease term				10 years
Gain on termination of lease						$ 316,000		794,000
Heliogen, Inc. [Member] | Office Space in Pasadena, California [Member]
Leases [Line Items]
Decrease in right-of-use asset and operating lease liabilities due to lease remeasurement										(1,500,000)
Operating lease right-of-use assets			$ 900,000					$ 900,000
Heliogen, Inc. [Member] | Manufacturing Space in Long Beach, California [Member]
Leases [Line Items]
Decrease in right-of-use asset and operating lease liabilities due to lease remeasurement							$ (6,400,000)
Letters of credit		$ 1,500,000								1,500,000				$ 1,500,000
Operating lease termination fee		800,000
Right-of-use asset removed		1,500,000
Operating lease liability removed upon lease termination		2,800,000
Gain on termination of lease		$ (500,000)
Heliogen, Inc. [Member] | Houston Office Lease [Member]
Leases [Line Items]
Operating lease term													26 months
Operating lease renewal term												30 months
Heliogen, Inc. [Member] | Texas Steam Plant Lease [Member]
Leases [Line Items]
Operating lease right-of-use assets										500,000
Heliogen, Inc. [Member] | Bureau of Land Management [Member]
Leases [Line Items]
Lessee, right of way lease, term of contract					30 years
Lessee, right of way, lease annual payments					$ 19,000					30,000
Right of way lease, escalation clause					2.00%
Heliogen, Inc. [Member] | Rural Development in Plains, Texas [Member]
Leases [Line Items]
Operating lease termination fee	$ 200,000
Operating lease liability removed upon lease termination	500,000
Gain on termination of lease	$ 300,000
Heliogen, Inc. [Member] | Facility Closing [Member] | Manufacturing Space in Long Beach, California [Member]
Leases [Line Items]
Operating lease right-of-use assets										$ 800,000
Heliogen, Inc. [Member] | Subsequent Event [Member] | Manufacturing Space in Long Beach, California [Member]
Leases [Line Items]
Letters of credit, outstanding released amount				$ 1,500,000
Minimum [Member]
Leases [Line Items]
Operating lease renewal term										2 years
Maximum [Member]
Leases [Line Items]
Operating lease renewal term										5 years